MARKETABLE SECURITIES (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Interest receivable	$ 310	$ 280
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities maturity year	3 years
Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities maturity year	1 year